SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal			$ 52,796	$ 51,608
State			20,113	19,660
Total			72,909	71,268
Deferred
Federal
State
Change in valuation allowance			171,163	305,801
Net operating losses			(244,072)	(377,069)
Income tax provision